Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	61 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RPAR Risk Parity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.11%)		1.07%	1.19%
UPAR Ultra Risk Parity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.78%)	(10.40%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	8.73%	14.53%	14.82%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%		8.67%	8.86%
Advanced Research Risk Parity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.63%		2.00%	2.21%
Advanced Research Ultra Risk Parity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.37%)	(9.70%)